Provisions - Summary of Oil and Gas Pricing (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023 bbl MMBTU
2026 [member]
Disclosure of detailed information about oil and gas pricing [line items]
Long term oil price | bbl	70
Percentage of oil price escalation	2.00%
Long term gas price	3.2
Percentage of gas price escalation	2.00%
2030 [Member]
Disclosure of detailed information about oil and gas pricing [line items]
Long term gas price	3.8